CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 68,994	$ 86,175
Restricted cash	1,760
Investments	5,494	1,536
Notes receivable	1,372
Trade and settlement receivables, and other assets	981	7,506
Prepaid expenses	309	32
Total current assets	78,910	95,249
Non-current
Restricted cash	187	619
Property and equipment	644	466
Notes receivable		478
Strategic investments	4,613	33
Exploration and evaluation assets	1,546	1,613
Royalty interest	13,488	14,346
Reclamation bonds	732	444
Deferred income tax asset	2,107	1,604
Total non-current assets	23,317	19,603
TOTAL ASSETS	102,227	114,852
Current
Accounts payable and accrued liabilities	1,328	5,731
Advances from joint venture partners	2,404	616
TOTAL LIABILITIES	3,732	6,347
SHAREHOLDERS' EQUITY
Capital stock	128,776	125,231
Reserves	25,063	24,798
Deficit	(55,344)	(41,524)
TOTAL SHAREHOLDERS' EQUITY	98,495	108,505
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 102,227	$ 114,852